Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DELAWARE VIP TRUST
Entity Central Index Key	0000814230
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000006679 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Emerging Markets Series(formerly, Delaware VIP Emerging Markets Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Emerging Markets Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$121	1.18%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Emerging Markets Series (Standard Class) returned 5.09% for the 12 months ended December 31, 2024. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Series' broad-based securities market index, returned 7.50% and 8.05%, respectively.
Top contributors to performance:
The information technology sector outperformed relative to the Series' index over the 12-month reporting period, supported by optimism toward artificial intelligence (AI)-related demand growth. Key contributors to performance included Taiwan Semiconductor Manufacturing Co. Ltd. and MediaTek Inc.
Shares of SK Square Co. Ltd., a South Korean industrials company, outperformed. The company’s net asset value (NAV) increased due to the rising value of its investment in SK Hynix Inc.
Top detractors from performance:
In China, sluggish macroeconomic conditions weighed on consumer sentiment, adversely impacting consumption and advertising-related stocks. Key detractors included Kweichow Moutai Co. Ltd. and Wuliangye Yibin Co. Ltd.
In India, the Series’ sector positioning detracted from performance relative to the Series' index. The Series was underweight to the strongest-performing sectors, including industrials, consumer discretionary, and utilities. The Series was overweight to the energy sector, notably Reliance Industries Ltd., which underperformed due to global softness in refining and petrochemicals margins.
In Mexico, policy uncertainty stemming from the presidential election results in both Mexico and the US contributed to a broad-based selloff in equities and depreciation of the Mexican peso against the US dollar.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Emerging Markets Series (Standard Class)	5.09%	1.03%	4.05%
MSCI Emerging Markets Index (net)	7.50%	1.70%	3.64%
MSCI Emerging Markets Index (gross)	8.05%	2.10%	4.04%

Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 597,162,490
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 6,798,983
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$597,162,490
Total number of portfolio holdings	101
Total advisory fees paid	$6,798,983
Portfolio turnover rate	11%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
Taiwan	25.18%
South Korea	23.09%
China	18.70%
India	14.91%
Brazil	4.42%
Mexico	3.42%
Türkiye	2.94%
Argentina	1.67%
Peru	1.23%
Indonesia	1.11%

Sector allocation
Information Technology	42.72%
Consumer Discretionary	10.70%
Financials	9.76%
Energy	9.33%
Communication Services	8.41%
Industrials	8.21%
Consumer Staples	4.34%
Materials	2.63%
Healthcare	1.35%
Utilities	0.88%
Real Estate	0.74%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	20.35%
SK Hynix	6.91%
SK Square	6.28%
MediaTek	4.83%
Reliance Industries GDR	4.19%
Reliance Industries	4.09%
Samsung Electronics	4.01%
Tencent Holdings	2.94%
HDFC Bank	2.30%
Alibaba Group Holding ADR	2.04%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	20.35%
SK Hynix	6.91%
SK Square	6.28%
MediaTek	4.83%
Reliance Industries GDR	4.19%
Reliance Industries	4.09%
Samsung Electronics	4.01%
Tencent Holdings	2.94%
HDFC Bank	2.30%
Alibaba Group Holding ADR	2.04%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware VIP Emerging Markets Series to Macquarie VIP Emerging Markets Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware VIP Emerging Markets Series to Macquarie VIP Emerging Markets Series.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000006680 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Emerging Markets Series(formerly, Delaware VIP Emerging Markets Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Emerging Markets Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$152	1.48%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Emerging Markets Series (Service Class) returned 4.77% for the 12 months ended December 31, 2024. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Series' broad-based securities market index, returned 7.50% and 8.05%, respectively.
Top contributors to performance:
The information technology sector outperformed relative to the Series' index over the 12-month reporting period, supported by optimism toward artificial intelligence (AI)-related demand growth. Key contributors to performance included Taiwan Semiconductor Manufacturing Co. Ltd. and MediaTek Inc.
Shares of SK Square Co. Ltd., a South Korean industrials company, outperformed. The company’s net asset value (NAV) increased due to the rising value of its investment in SK Hynix Inc.
Top detractors from performance:
In China, sluggish macroeconomic conditions weighed on consumer sentiment, adversely impacting consumption and advertising-related stocks. Key detractors included Kweichow Moutai Co. Ltd. and Wuliangye Yibin Co. Ltd.
In India, the Series’ sector positioning detracted from performance relative to the Series' index. The Series was underweight to the strongest-performing sectors, including industrials, consumer discretionary, and utilities. The Series was overweight to the energy sector, notably Reliance Industries Ltd., which underperformed due to global softness in refining and petrochemicals margins.
In Mexico, policy uncertainty stemming from the presidential election results in both Mexico and the US contributed to a broad-based selloff in equities and depreciation of the Mexican peso against the US dollar.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Emerging Markets Series (Service Class)	4.77%	0.72%	3.75%
MSCI Emerging Markets Index (net)	7.50%	1.70%	3.64%
MSCI Emerging Markets Index (gross)	8.05%	2.10%	4.04%

Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 597,162,490
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 6,798,983
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$597,162,490
Total number of portfolio holdings	101
Total advisory fees paid	$6,798,983
Portfolio turnover rate	11%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
Taiwan	25.18%
South Korea	23.09%
China	18.70%
India	14.91%
Brazil	4.42%
Mexico	3.42%
Türkiye	2.94%
Argentina	1.67%
Peru	1.23%
Indonesia	1.11%

Sector allocation
Information Technology	42.72%
Consumer Discretionary	10.70%
Financials	9.76%
Energy	9.33%
Communication Services	8.41%
Industrials	8.21%
Consumer Staples	4.34%
Materials	2.63%
Healthcare	1.35%
Utilities	0.88%
Real Estate	0.74%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	20.35%
SK Hynix	6.91%
SK Square	6.28%
MediaTek	4.83%
Reliance Industries GDR	4.19%
Reliance Industries	4.09%
Samsung Electronics	4.01%
Tencent Holdings	2.94%
HDFC Bank	2.30%
Alibaba Group Holding ADR	2.04%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	20.35%
SK Hynix	6.91%
SK Square	6.28%
MediaTek	4.83%
Reliance Industries GDR	4.19%
Reliance Industries	4.09%
Samsung Electronics	4.01%
Tencent Holdings	2.94%
HDFC Bank	2.30%
Alibaba Group Holding ADR	2.04%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware VIP Emerging Markets Series to Macquarie VIP Emerging Markets Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware VIP Emerging Markets Series to Macquarie VIP Emerging Markets Series.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000212992 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Opportunity Series(formerly, Delaware VIP Opportunity Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Opportunity Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$89	0.83%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Opportunity Series (Standard Class) returned 14.63% for the 12 months ended December 31, 2024. During the same period, the Russell 3000® Index, the Series' broad-based securities market index, returned 23.81%, while the Russell 2500™Index, the Series' narrowly based securities market index, returned 12.00%.
Top contributors to performance:
Stock selection was strongest within the healthcare sector. Natera Inc., a leader in cell-free DNA testing, contributed the most. Insmed Inc. was another strong contributor.
Holdings in the consumer services sector outperformed relative to the Series' narrowly based index (benchmark). Brinker International Inc., the parent company for restaurant chains Chili’s and Maggiano’s, contributed the most.
Holdings in the finance sector outperformed relative to the benchmark over the period.
Top detractors from performance:
The capital goods sector detracted the most from performance. Lincoln Electric Holdings Inc. detracted the most within the sector.
Holdings in the consumer discretionary sector underperformed relative to the benchmark. Retailer Five Below Inc. was the top overall detractor during the period.
Industry allocations and selection within the transportation sector also detracted from performance.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Opportunity Series (Standard Class)	14.63%	9.44%	8.25%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2500 Index	12.00%	8.77%	8.85%

Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Russell 2500 Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 77,577,349
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 546,274
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$77,577,349
Total number of portfolio holdings	122
Total advisory fees paid	$546,274
Portfolio turnover rate	10%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Finance	15.26%
Technology	14.58%
Healthcare	13.39%
Capital Goods	11.93%
Basic Materials	6.43%
Real Estate Investment Trusts	6.23%
Business Services	5.40%
Energy	4.71%
Consumer Discretionary	4.05%
Transportation	3.41%

Top 10 equity holdings
Expand Energy	1.92%
East West Bancorp	1.87%
Dick's Sporting Goods	1.62%
Webster Financial	1.60%
Liberty Energy	1.49%
Axis Capital Holdings	1.47%
Beacon Roofing Supply	1.46%
Casey's General Stores	1.44%
Semtech	1.43%
Pinnacle Financial Partners	1.41%

Largest Holdings [Text Block]
Top 10 equity holdings
Expand Energy	1.92%
East West Bancorp	1.87%
Dick's Sporting Goods	1.62%
Webster Financial	1.60%
Liberty Energy	1.49%
Axis Capital Holdings	1.47%
Beacon Roofing Supply	1.46%
Casey's General Stores	1.44%
Semtech	1.43%
Pinnacle Financial Partners	1.41%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware VIP Opportunity Series to Macquarie VIP Opportunity Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware VIP Opportunity Series to Macquarie VIP Opportunity Series.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000212997 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Fund for Income Series(formerly, Delaware VIP Fund for Income Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Fund for Income Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Fund for Income Series (Standard Class) returned 6.53% for the 12 months ended December 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Series' broad-based securities market index, returned 1.25%, while the ICE BofA US High Yield Constrained Index, the Series' narrowly based securities market index, returned 8.20%.
Top contributors to performance:
Security selection within the basic industry, insurance, and telecommunications sectors
Overweight relative to the Series' narrowly based index (benchmark) in the insurance sector
Top detractors from performance:
Security selection within the media sector
Underweight relative to the benchmark in the retail sector
Underweight relative to the benchmark in the real estate sector

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Fund for Income Series (Standard Class)	6.53%	3.97%	4.52%
Bloomberg US Aggregate Index	1.25%	-0.33%	1.35%
ICE BofA US High Yield Constrained Index	8.20%	4.03%	5.08%

Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the ICE BofA US High Yield Constrained Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 71,951,599
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 404,493
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$71,951,599
Total number of portfolio holdings	221
Total advisory fees paid	$404,493
Portfolio turnover rate	56%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Energy	13.41%
Media	9.16%
Basic Industry	8.33%
Healthcare	8.25%
Capital Goods	7.68%
Leisure	6.40%
Telecommunications	5.55%
Financial Services	5.23%
Technology & Electronics	4.20%
Services	4.16%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware VIP Fund for Income Series to Macquarie VIP Fund for Income Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware VIP Fund for Income Series to Macquarie VIP Fund for Income Series.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000234377 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Fund for Income Series(formerly, Delaware VIP Fund for Income Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Fund for Income Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$107	1.04%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Fund for Income Series (Service Class) returned 6.30% for the 12 months ended December 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Series' broad-based securities market index, returned 1.25%, while the ICE BofA US High Yield Constrained Index, the Series' narrowly based securities market index, returned 8.20%.
Top contributors to performance:
Security selection within the basic industry, insurance, and telecommunications sectors
Overweight relative to the Series' narrowly based index (benchmark) in the insurance sector
Top detractors from performance:
Security selection within the media sector
Underweight relative to the benchmark in the retail sector
Underweight relative to the benchmark in the real estate sector

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2022 (Service Class's inception), through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	Since inception (3/31/22)
Macquarie VIP Fund for Income Series (Service Class)	6.30%	3.98%
Bloomberg US Aggregate Index	1.25%	-0.43%
ICE BofA US High Yield Constrained Index	8.20%	4.92%

Performance Inception Date	Mar. 31, 2022
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the ICE BofA US High Yield Constrained Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 71,951,599
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 404,493
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$71,951,599
Total number of portfolio holdings	221
Total advisory fees paid	$404,493
Portfolio turnover rate	56%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Energy	13.41%
Media	9.16%
Basic Industry	8.33%
Healthcare	8.25%
Capital Goods	7.68%
Leisure	6.40%
Telecommunications	5.55%
Financial Services	5.23%
Technology & Electronics	4.20%
Services	4.16%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware VIP Fund for Income Series to Macquarie VIP Fund for Income Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware VIP Fund for Income Series to Macquarie VIP Fund for Income Series.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000212999 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Growth Equity Series(formerly, Delaware VIP Growth Equity Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Growth Equity Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$84	0.75%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Growth Equity Series (Standard Class) returned 23.41% for the 12 months ended December 31, 2024. During the same period, the Russell 1000® Index, the Series' broad-based securities market index, returned 24.51%, while the Russell 1000® Growth Index, the Series' narrowly based securities market index, returned 33.36%.
Top contributors to performance:
An underweight allocation to consumer staples contributed the most to relative performance.
Information technology (IT) company Motorola Solutions Inc., and not owning Merck & Co. Inc. or Advanced Micro Devices Inc., also contributed.
Top detractors from performance:
Stock selection in IT detracted from performance, largely driven by not owning Broadcom Inc. Not owning Meta Platforms Inc. and the Series’ positions in financials also detracted.
An overweight allocation to the real estate sector, through one position in real estate data company CoStar Group Inc., detracted from performance.
How has the Series changed?
Consistent with the Series’ philosophy, turnover was low during the year. Exposure to industrials and healthcare both declined, and exposure to IT increased slightly.
New individual stock holdings included Taiwan Semiconductor Manufacturing Co. Ltd., Synopsys Inc., and MSCI Inc. We eliminated positions in the Series, including Adobe Inc., Zoetis Inc, and NIKE Inc.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Growth Equity Series (Standard Class)	23.41%	17.72%	14.45%
Russell 1000 Index	24.51%	14.28%	12.87%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the Russell 1000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Russell 1000 Growth Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 120,548,249
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 773,865
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$120,548,249
Total number of portfolio holdings	37
Total advisory fees paid	$773,865
Portfolio turnover rate	9%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Information Technology	44.18%
Financials	12.60%
Consumer Discretionary	10.30%
Healthcare	9.96%
Communication Services	9.46%
Industrials	7.91%
Real Estate	3.39%
Consumer Staples	2.09%

Top 10 equity holdings
Microsoft	11.44%
NVIDIA	10.61%
Apple	7.53%
Alphabet Class A	6.46%
Amazon.com	5.23%
Visa Class A	4.94%
Salesforce	3.31%
Intercontinental Exchange	3.17%
UnitedHealth Group	3.13%
Motorola Solutions	2.92%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	11.44%
NVIDIA	10.61%
Apple	7.53%
Alphabet Class A	6.46%
Amazon.com	5.23%
Visa Class A	4.94%
Salesforce	3.31%
Intercontinental Exchange	3.17%
UnitedHealth Group	3.13%
Motorola Solutions	2.92%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware VIP Growth Equity Series to Macquarie VIP Growth Equity Series.
Effective May 1, 2024, the Series introduced a revised fee waiver for Standard Class shares of 0.79%.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware VIP Growth Equity Series to Macquarie VIP Growth Equity Series.
Material Fund Change Expenses [Text Block]	Effective May 1, 2024, the Series introduced a revised fee waiver for Standard Class shares of 0.79%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000213002 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Investment Grade Series(formerly, Delaware VIP Investment Grade Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Investment Grade Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Investment Grade Series (Standard Class) returned 2.85% for the 12 months ended December 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Series' broad-based securities market index, returned 1.25%, while the Bloomberg US Corporate Bond Index, the Series' narrowly based securities market index, returned 2.13%.
Top contributors to performance:
Overweight compared to the Series' narrowly based index in lower-quality corporate debt, such as BBB-rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the fiscal year due to the risk rally and overall positive market tone that began late in 2023.
Investments in banking and finance companies
Top detractors from performance:
Long-duration investments, which lagged as long-end Treasury rates climbed over the fiscal year
Investments in communications and basic industry

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Investment Grade Series (Standard Class)	2.85%	0.39%	2.08%
Bloomberg US Aggregate Index	1.25%	-0.33%	1.35%
Bloomberg US Corporate Bond Index	2.13%	0.30%	2.43%

Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Bloomberg US Corporate Bond Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 32,027,773
Holdings Count | Holding	199
Advisory Fees Paid, Amount	$ 97,293
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$32,027,773
Total number of portfolio holdings	199
Total advisory fees paid	$97,293
Portfolio turnover rate	116%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Banking	21.10%
Electric	8.53%
Communications	8.27%
Finance Companies	8.26%
Energy	8.25%
Technology	7.66%
Consumer Non-Cyclical	7.05%
Consumer Cyclical	6.90%
Capital Goods	6.07%
Insurance	5.54%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware VIP Investment Grade Series to Macquarie VIP Investment Grade Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware VIP Investment Grade Series to Macquarie VIP Investment Grade Series.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000213003 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Investment Grade Series(formerly, Delaware VIP Investment Grade Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Investment Grade Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$94	0.93%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Investment Grade Series (Service Class) returned 2.41% for the 12 months ended December 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Series' broad-based securities market index, returned 1.25%, while the Bloomberg US Corporate Bond Index, the Series' narrowly based securities market index, returned 2.13%.
Top contributors to performance:
Overweight compared to the Series' narrowly based index in lower-quality corporate debt, such as BBB-rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the fiscal year due to the risk rally and overall positive market tone that began late in 2023.
Investments in banking and finance companies
Top detractors from performance:
Long-duration investments, which lagged as long-end Treasury rates climbed over the fiscal year
Investments in communications and basic industry

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period October 31, 2019 (Service Class's inception), through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	Since inception (10/31/19)
Macquarie VIP Investment Grade Series (Service Class)	2.41%	0.08%	0.14%
Bloomberg US Aggregate Index	1.25%	-0.33%	-0.34%
Bloomberg US Corporate Bond Index	2.13%	0.30%	0.40%

Performance Inception Date	Oct. 31, 2019
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Bloomberg US Corporate Bond Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 32,027,773
Holdings Count | Holding	199
Advisory Fees Paid, Amount	$ 97,293
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$32,027,773
Total number of portfolio holdings	199
Total advisory fees paid	$97,293
Portfolio turnover rate	116%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Banking	21.10%
Electric	8.53%
Communications	8.27%
Finance Companies	8.26%
Energy	8.25%
Technology	7.66%
Consumer Non-Cyclical	7.05%
Consumer Cyclical	6.90%
Capital Goods	6.07%
Insurance	5.54%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware VIP Investment Grade Series to Macquarie VIP Investment Grade Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware VIP Investment Grade Series to Macquarie VIP Investment Grade Series.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000213004 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Limited Duration Bond Series(formerly, Delaware VIP Limited Duration Bond Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Limited Duration Bond Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Limited Duration Bond Series (Standard Class) returned 4.23% for the 12 months ended December 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Series' broad-based securities market index, returned 1.25%, while the Bloomberg 1-3 Year US Government/Credit Index, the Series' narrowly based securities market index, returned 4.36%.
Top contributors to performance:
Allocations to the structured finance sector, especially asset-backed securities (ABS) and residential mortgage-backed securities (RMBS), as well as collateralized loan obligations (CLO), contributed as positive economic data, bolstered by US Federal Reserve easing and expectations of tax cuts and deregulation under a Trump administration, provided a tailwind for risk markets.
Overweight to both investment grade and high yield corporates relative to the Series' narrowly based index (benchmark) as well as security selection within investment grade corporates contributed.
Top detractors from performance:
An underweight allocation to the government-related sector relative to the Series' benchmark detracted from performance.
The Series had a curve flattening exposure relative to its benchmark that detracted from performance as the Treasury yield curve steepened in 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Limited Duration Bond Series (Standard Class)	4.23%	1.63%	1.33%
Bloomberg US Aggregate Index	1.25%	-0.33%	1.35%
Bloomberg 1-3 Year US Government/Credit Index	4.36%	1.58%	1.63%

Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Bloomberg 1-3 Year US Government/Credit Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 16,763,296
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	186.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$16,763,296
Total number of portfolio holdings	128
Total advisory fees paid	$0
Portfolio turnover rate	186%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
US Treasury Obligations	37.99%
Corporate Bonds	29.72%
Non-Agency Asset-Backed Securities	20.21%
Agency Mortgage-Backed Securities	5.89%
Collateralized Debt Obligations	2.99%
Short-Term Investments	2.08%
Non-Agency Collateralized Mortgage Obligations	1.72%
Agency Collateralized Mortgage Obligations	0.92%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware VIP Limited Duration Bond Series to Macquarie VIP Limited Duration Bond Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware VIP Limited Duration Bond Series to Macquarie VIP Limited Duration Bond Series.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature